SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 2,097,054	$ 380,144
Advances to a related party		837,606	232,589
Advances to employees		46,783	29,497
Other current assets		76,298	85,354
Total		$ 3,057,741	$ 727,584

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.